Risk/Return Detail Data - FidelityInternationalFactorETFs-ComboPRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Emerging Markets Multifactor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Emerging Markets Multifactor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Emerging Markets Multifactor Index℠.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.28%
Fee waiver and/or expense reimbursement	0.01%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65 % of the average value of its portfolio.
Portfolio Turnover, Rate	65.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 28
3 years	89
5 years	156
10 years	$ 354
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Emerging Markets Multifactor Index℠ and in depositary receipts representing securities included in the index. The Fidelity Emerging Markets Multifactor Index℠ is designed to reflect the performance of stocks of large- and mid-capitalization emerging markets companies that have attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader emerging markets equity market, and lower correlation to the U.S. equity market. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Fidelity Emerging Markets Multifactor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks in the universe are given a composite score based on four factors: valuation, quality, momentum, and volatility. Stocks with the highest composite scores within each sector and country are identified for inclusion in the index. Within each sector, stocks are weighted based on their market capitalization in the broader emerging markets equity market plus an overweight adjustment that is equal for all constituents within that sector. The index will overweight the five sectors with the lowest correlation to U.S. large capitalization stocks and underweight the six sectors with the highest correlation to U.S. large capitalization stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	17.90%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(24.85%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | Fidelity Emerging Markets Multifactor ETF
Risk/Return:
Annual Return, Inception Date	Feb. 26, 2019
2020	7.42%
2021	(3.10%)
2022	(12.19%)
2023	16.67%
2024	10.19%
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | Return Before Taxes | Fidelity Emerging Markets Multifactor ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.19%
Past 5 years	3.28%
Since Inception	3.69%	[2]
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions | Fidelity Emerging Markets Multifactor ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	9.39%
Past 5 years	2.61%
Since Inception	3.03%	[2]
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions and Sales | Fidelity Emerging Markets Multifactor ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	7.00%
Past 5 years	2.62%
Since Inception	2.94%	[2]
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | IXYVI
Risk/Return:
Label	Fidelity Emerging Markets Multifactor Index℠
Past 1 year	11.68%
Past 5 years	4.21%
Since Inception	4.65%
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | MC041
Risk/Return:
Label	MSCI Emerging Markets Index
Past 1 year	7.50%
Past 5 years	1.71%
Since Inception	2.68%

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.013% of the fund's average net assets. This arrangement will remain in effect through February 28, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From February 26, 2019 .